Convertible redeemable non-controlling interests (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Amount
Balance at the beginning of the year	¥ 15,964,384
Net income from continuing operations attributable to mezzanine equity classified as non-controlling interests shareholders	6,641	$ 1,018	¥ 3,100	¥ 2,492
Balance at the end of the year	¥ 17,133,208	$ 2,625,779	¥ 15,964,384
JD Logistics | Series A Preferred Shares
Preferred shares
Percentage of Preference Shareholders holding	50.00%	50.00%
Number of shares
Balance at the beginning of the year | shares	1,004,000,000	1,004,000,000	1,004,000,000
Issuance | shares	22,867,347	22,867,347
Balance at the end of the year | shares	1,026,867,347	1,026,867,347	1,004,000,000	1,004,000,000
Amount
Balance at the beginning of the year	¥ 15,964,384		¥ 15,961,284
Issuance	443,039
Net income from continuing operations attributable to mezzanine equity classified as non-controlling interests shareholders	(288)		3,100
Balance at the end of the year	16,407,135		15,964,384	¥ 15,961,284
Kuayue Express | Series A and A Plus Preferred Stock
Amount
Balance at the beginning of the year	0
Business acquisition	719,144
Net income from continuing operations attributable to mezzanine equity classified as non-controlling interests shareholders	6,929
Balance at the end of the year	¥ 726,073		¥ 0